Capital transactions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2022
Equity [Abstract]
Capital transactions

Note 18 — Capital transactions

(a)	Private Placement

On November 15, 2021, the Company sold 130,000 Shares, at a purchase price of $2.00 per Share with one warrant for ten ordinary shares sold (“Warrant”), pursuant to a private securities offering conducted under Regulation S promulgated under the Securities Act. Each Warrant was entitled to subscribe for one share at a price of $4.00 per share for one-year period ending November 15, 2022. All warrants were lapsed.

 On April 29, 2022, the Company sold 100,000 ordinary shares, at a purchase price of $4.00 per share to a shareholder of BF Internet , pursuant to a private securities offering conducted under Regulation S promulgated under the Securities Act.

On June 15, 2022, the Company sold 20,000 ordinary shares to two shareholders of the Company and 12,500 ordinary shares to independent shareholders, at a purchase price of $4.00 and $5.00 per share, respectively, pursuant to a private securities offering conducted under Regulation S promulgated under the Securities Act.

On August 7, 2023, the Company sold 20,000 Ordinary Shares to an unrelated party, at a purchase price of US$4.80 per Ordinary Share, pursuant to a private securities offering conducted under Regulation S promulgated under the Securities Act. In accordance with Regulation S, the Shares were offered and sold solely outside the United States to an investor who is not a U.S. Person, as defined in Regulation S.

On March 25, 2024, the Company sold 10,100 Ordinary Shares to an unrelated party, at a purchase price of US$3.80 per Ordinary Share, pursuant to a private securities offering conducted under Regulation S promulgated under the Securities Act. In accordance with Regulation S, the Shares were offered and sold solely outside the United States to an investor who is not a U.S. Person, as defined in Regulation S.

(b)	Cashless Exercise of Options

On December 2, 2021, 300,000 Options were exercised on a cashless basis, the closing price of ordinary shares was $5.38 on December 1, 2021 and the exercise price was $0.50. As a result of such exercise, 272,118 ordinary shares of the Company were issued, being 300,000 shares multiple by closing price ($5.38) minus the exercise price ($0.50) divided by the closing price ($5.38).

(c)	Statutory Reserves

In accordance with the relevant PRC laws and regulations, the Group’s subsidiaries in the PRC are required to provide for certain statutory reserves, which are appropriated from net profit as reported in accordance with PRC accounting standards. The Group’s subsidiaries in the PRC are required to allocate at least 10% of their after-tax profits to the general reserve until such reserve has reached 50% of their respective registered capital. Appropriations to other types of reserves in accordance with relevant PRC laws and regulations are to be made at the discretion of the board of directors of each of the Group’s subsidiaries in the PRC. The statutory reserves are restricted from being distributed as dividends under PRC laws and regulations

Note 13 — Capital transactions

(a)	Stock Split

On July 24, 2020, the Company completed a 1-for-10 reverse stock split of ordinary shares, such that for each ten shares outstanding prior to the Stock Split, there was one share outstanding after the Stock Split.

All shares of ordinary shares and amount per share referenced in this report have been adjusted retroactively to reflect the Stock Split.

(b)	Private Placement

On November 17 , 2020, the Company sold 50,000 ordinary shares (post-Reverse Stock Split) at a purchase price of $1.00 per Share, pursuant to a private securities offering conducted under Regulation S promulgated under the Securities Act.

On November 15, 2021, the Company sold 130,000 Shares, at a purchase price of $2.00 per Share with one warrant for ten ordinary shares sold (“Warrant”), pursuant to a private securities offering conducted under Regulation S promulgated under the Securities Act. Each Warrant is entitled to subscribe for one share at a price of $4.00 per share for one-year period ending November 15, 2022.

(c)	Share cancellation

On November 17, 2020 the Company cancelled 50,000 ordinary shares (post-Reverse Stock Split) at a purchase price of $1.00 per Share.

(d)	Cashless exercise of Options

On December 2, 2021, 300,000 Options were exercised on a cashless basis, the closing price of ordinary shares was $5.38 on December 1, 2022 and the exercise price was $0.50. As a result of such exercise, 272,118 ordinary shares of the Company were issued, being 300,000 shares multiple by closing price ($5.38) minus the exercise price ($0.50) divided by the closing price ($5.38).